Operating Expenses and Cost of Sales - Summary of Operating Expenses and Cost of Sale (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating expenses and cost of sale [line Items]
Cost of sales	R$ 13,229,715	R$ 4,033,454	R$ 3,782,843
Selling, marketing and logistics expenses	15,702,787	6,395,586	5,828,713
Administrative, R&D, IT and Project expenses	5,955,996	2,405,576	2,251,341
Total	R$ 34,888,498	R$ 12,834,616	R$ 11,862,897